Leases (Details) - Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases	Dec. 31, 2022
Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases[Abstract]
Weighted-average remaining lease term	4 years 5 months 12 days
Weighted-average discount rate	4.75%